Filed Pursuant to Rule 497(d)



                        INVESCO UNIT TRUSTS, SERIES 1442

      The Dow Jones Total Market Portfolio, Enhanced Index Strategy 2014-3

           Enhanced Sector Strategy, Sector Rotation Portfolio 2014-3

                          Supplement to the Prospectus


      On June 30, 2014, holders of Fidelity National Financial, Inc. (FNF) received one share of FNFV Group (FNFV) common stock for every three shares owned of FNF. On June 30, 2014, holders of the Timken Company (TKR) received one share of Timkensteel (TMST) for every two common shares owned of TKR. On June 30, 2014, holders of Chesapeake Energy Corporation (CHK) received one share of Seventy Seven Energy Inc. (SSE) for every fourteen shares owned of CHK. On July 1, 2014, holders of International Paper (IP) received a distribution of approximately 0.02 shares of Veritiv Corporation (VRTV) for every share owned of IP. Fractional shares of FNFV, TMST, SSE and VRTV were not issued in any of these spinoffs, and consequently cash was distributed for any such fractional amounts.

The Dow Jones Total Market Portfolio, Enhanced Index Strategy 2014-3
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      Notwithstanding anything to the contrary in the prospectus, as a result of these spinoffs, The Dow Jones Total Market Portfolio, Enhanced Index Strategy 2014-3 now holds, and will continue to purchase, shares of Fidelity National Financial, Inc. (renamed "FNF Group" as of July 1, 2014 with ticker symbol remaining as FNF), FNFV Group (FNFV), Timken Company (TKR), Timkensteel (TMST), Chesapeake Energy Corporation (CHK), Seventy Seven Energy Inc. (SSE), International Paper (IP) and Veritiv Corporation (VRTV).

Enhanced Sector Strategy, Sector Rotation Portfolio 2014-3
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      Notwithstanding anything to the contrary in the prospectus, as a result of the SSE spinoff, the Enhanced Sector Strategy, Sector Rotation Portfolio 2014-3 now holds, and will continue to purchase, shares of Chesapeake Energy Corp (CHK) and Seventy Seven Energy, Inc. (SSE).



Supplement Dated:            July 2, 2014